Organization and Principal Activities - Schedule of Subsidiaries of the Group (Details)	12 Months Ended
Dec. 31, 2025
Tian Xing Cloud (Singapore) Supply Chain Pte. Ltd (“Cloud Singapore”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	May 17, 2021
Place of Incorporation	Singapore
Percentage of Ownership	100.00%
Principal Activities	Trading
Tianxingyun International Trade Pte. Ltd (“Singapore International”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Feb. 27, 2020
Place of Incorporation	Singapore
Percentage of Ownership	100.00%
Principal Activities	Trading
Tian Xing Cloud (America) Supply Chain Ltd (“Cloud America”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Apr. 22, 2021
Place of Incorporation	The United States
Percentage of Ownership	100.00%
Principal Activities	Trading
Tian Xing Cloud (France) Supply Chain (“Cloud France”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Aug. 30, 2021
Place of Incorporation	France
Percentage of Ownership	100.00%
Principal Activities	Trading
Tian Xing Cloud Supply Chain Korea Ltd (“Cloud Korea”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Sep. 07, 2021
Place of Incorporation	Korea
Percentage of Ownership	100.00%
Principal Activities	Trading
Tianxing Cloud (Italy) Supply Chain Srl (“Cloud Italy”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Sep. 20, 2021
Place of Incorporation	Italy
Percentage of Ownership	100.00%
Principal Activities	Trading
Kouun Syoji Co., Ltd (“Cloud Japan”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	May 13, 2016
Place of Incorporation	Japan
Percentage of Ownership	100.00%
Principal Activities	Trading
Biltech Ltd (“Japan Biltech”)[Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Nov. 16, 2021
Place of Incorporation	Japan
Percentage of Ownership	100.00%
Principal Activities	Trading
PT Tian Xing Cloud Supply Chain Indonesia (“PT Cloud”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	May 17, 2021
Place of Incorporation	Indonesia
Percentage of Ownership	100.00%
Principal Activities	Trading
PT Innovative Cloud Indonesia (“PT Innovative”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Apr. 05, 2023
Place of Incorporation	Indonesia
Percentage of Ownership	100.00%
Principal Activities	Trading
PT Ezmart Electronic Commerce Indonesia (“PT Ezmart”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Jun. 29, 2022
Place of Incorporation	Indonesia
Percentage of Ownership	100.00%
Principal Activities	Trading
PT Xingyunindo Jaya Niaga (“PT XY JAYA”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Nov. 29, 2022
Place of Incorporation	Indonesia
Percentage of Ownership	100.00%
Principal Activities	Trading
Polibeli Trading (Hong Kong) Limited (“Polibeli HK”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Jun. 20, 2024
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Trading
Jiaxing Yunpu Yuexing Technology Co., Ltd (“Jiaxing Yunpu”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Nov. 07, 2025
Place of Incorporation	China
Percentage of Ownership	100.00%
Principal Activities	Trading
Shenzhen Baoli Beili Technology Co., Ltd (“Shenzhen Baoli”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Nov. 27, 2025
Place of Incorporation	China
Percentage of Ownership	100.00%
Principal Activities	Trading
Hangzhou Baoli Beili Technology Co., Ltd (“Hangzhou Baoli”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Nov. 25, 2025
Place of Incorporation	China
Percentage of Ownership	100.00%
Principal Activities	Trading
Chenghe Acquisition II Co. (“CHEB” or “Chenghe”) [Member]
Schedule of Subsidiaries of the Group [Line Items]
Date of Incorporation	Jan. 15, 2024
Place of Incorporation	Cayman Islands
Percentage of Ownership	100.00%
Principal Activities	Holding Company